16. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 – Income Taxes

Our net operating loss carry forward as of December 31, 2018 was approximately $6,850,000, which may be used to offset future income taxes through 2038. Our net operating loss carry forward as of December 31, 2017 was $5,162,768. Included in these numbers are loss carry-forwards of $2,320,171 that were obtained through the acquisition of Minerales Vane 2, S.A. de C.V. Our reconciliation between the expected federal income tax benefit computed by applying the federal statutory rate to our net loss and the actual benefit for taxes on net loss for 2018 and 2017 is as follows:

	Years Ended December 31,
	2018	2017
Expected federal income tax benefit at statutory rate	407,997	458,525
State taxes	38,324	31,628
Change in valuation allowance	(446,321)	(490,153)
Income tax benefit	$–	$–

Our deferred tax assets as of December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
Deferred tax asset	1,838,816	1,392,495
Valuation allowance	(1,838,816)	(1,392,495)
Deferred tax assets, net of allowance	$–	$–

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We have provided a valuation allowance of 100% of our net deferred tax asset due to the uncertainty of generating future profits that would allow us to realize our deferred tax assets. Tax returns filed for the years 2015 through 2017 are open for examination from taxing authorities.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the "Tax Reform Act") was signed into law by President Trump. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. Under ASC 740, the tax effects of changes in tax laws must be recognized in the period in which the law was enacted. ASC 740 also requires deferred tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. The Company re-measured its deferred tax assets and liabilities at the 21% federal corporate tax rate.